CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Total net income (loss)	$ 4,370	$ 2,792
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	(202)	(204)
Change in unrealized gains (losses) on available-for-sale assets:
Unrealized gains (losses)	(236)	658
Reclassifications to net income (loss)	(130)	(339)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	25	(15)
Reclassifications to net income (loss)	(19)	9
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	(14)	(9)
Reclassifications to net income (loss) upon change in ownership interest	9	0
Total items that may be reclassified subsequently to income	(567)	100
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(39)	22
Total items that will not be reclassified subsequently to income	(39)	22
Total other comprehensive income (loss)	(606)	122
Total comprehensive income (loss)	3,764	2,914
Less: Participating policyholders' comprehensive income (loss)	332	277
Non-controlling interests’ comprehensive income (loss)	0	11
Shareholders’ comprehensive income (loss)	3,432	2,626
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses)	1	(16)
Unrealized gains (losses) on available-for-sale assets	66	(180)
Reclassifications to net income for available-for-sale assets	15	87
Unrealized gains (losses) on cash flow hedges	(11)	2
Reclassifications to net income for cash flow hedges	8	1
Total items that may be reclassified subsequently to income	79	(106)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	9	(8)
Total items that will not be reclassified subsequently to income	9	(8)
Total income tax benefit (expense) included in other comprehensive income (loss)	$ 88	$ (114)